Non-cash Investing and Financing Transaction Comprise (Details Textual) € in Thousands, $ in Thousands				12 Months Ended
		Jun. 30, 2021 USD ($)	Feb. 02, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Feb. 02, 2021 EUR (€)	Nov. 05, 2020 USD ($)
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares) | shares	[1]			792,126
Increase (decrease) through share-based payment transactions, equity | $				$ 1,077	$ 344
Increase (decrease) in number of shares outstanding, business combination (in shares) | shares	[2]			15,793
Increase (decrease) through conversion of convertible instruments, equity | $		$ 20,500		$ 20,500
Aevitas O Holdings Pty Ltd [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity | $				$ 3,000
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, business combination (in shares) | shares			15,793
Equity interests of acquirer			$ 237			€ 197	$ 200

[1]	792,126 shares were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan during the year.
[2]	In February 2021, 15,793 restricted ordinary shares were issued as part consideration for the purchase of the non-controlling interest in Tembo e-LV B.V.